Employee Benefits - Additional Information (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Classes of employee benefits expense [abstract]
Defined contribution retirement plan	₺ 12,785	₺ 9,361	₺ 8,107
Expense from share-based payments	₺ 28,199	₺ 26,224